Derivative Liability	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

9. Derivative Liability

Private Company Series AB Preferred Stock Warrants

On January 29, 2016, Valeritas, Inc. issued CRG warrants to acquire 16,000,000 Series AB Preferred Stock of the private company at an exercise price of $1.25 with term of one year from the date of issuance. The warrants were accounted as derivative liability at fair value as the warrant for Series AB embodies a conditional obligation for the Company to repurchase its shares at a deemed liquidation event.

The fair value of the warrant at the date of issuance is $4.0 million based on the Black-Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	January 29, 2016	Weighted Average Upon Exercise and Cancellation
Dividend yield	—	—
Expected volatility	80.0%	80.0%
Risk-free rate of return	0.47%	0.61%
Expected term (years)	1.0	0.80
Fair Value per share	$0.25	$0.30

Through April of 2016, CRG exercised warrants to acquire 5,900,000 shares of Series AB Preferred Stock of the private company (1,407,476 common shares of Valeritas, Holdings, Inc. post recapitalization) for gross proceeds of $7.4 million. The fair value of exercised warrants of $1.6 million was reclassified from derivative liability to additional paid in capital. On May 3, 2016, the Company cancelled any outstanding warrants to acquire private company Series AB Preferred Stock. The remaining derivative liability balance of $3.0 million was reclassified from derivative liability to additional paid in capital upon cancellation of the unexercised warrants.

The activities of the private company Series AB warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	—	—	—
Warrants issued in conjunction with private company Series AB financing	16,000,000	$1.25
Warrants cancelled	(10,100,000)	$1.25	—

Warrants exercised	(5,900,000)	$1.25	—

Outstanding and exercisable—June 30, 2016	—	—	—

Placement Agent Warrants

The Company also issued 83,120 warrants to acquire common stock to the placement agents in the PPO. The warrants are accounted as a derivative liability at fair value as the warrant exercise price is subject to adjustment upon additional issuances of equity securities at a price per share lower than the exercise price of the warrants.

The fair value of the warrant at the date of issuance and at June 30, 2016 was estimated to be $0.3 million, based on the Black-Scholes option pricing model. Key assumptions used to apply this model were as follows:

	May 3, 2016	June 30, 2016
Dividend yield	—	—
Expected volatility	84.9%	84.9%
Risk-free rate of return	1.22%	1.01%
Expected term (years)	5.0	4.9
Fair Value per share	$3.20	$3.71

The activities of the common stock warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	—	—	—
Warrants issued in conjunction with public share offering	83,120	$5.00	5.0 years
Warrants exercised	—	—

Outstanding and exercisable—June 30, 2016	83,120	$5.00	4.9 years